Victory Growth & Income Fund Expense Example - Victory Growth & Income Fund	Apr. 30, 2025 USD ($)
Fund Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	$ 1,556